16. LEASES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Presentation of leases for lessee [abstract]
Leases	R$ 1,623,523	R$ 1,501,960
Present value adjustment - Leases	(1,093,392)	(1,027,570)
Total lease liabilities	530,131	474,390	R$ 640,989
Classified:
Current	93,626	35,040
Non-current	436,505	439,350
Total lease liabilities	R$ 530,131	R$ 474,390	R$ 640,989